INTANGIBLE ASSETS AND GOODWILL (Change in Carrying Value) (Details) $ in Thousands		12 Months Ended
	Jul. 01, 2015 USD ($) bed	Dec. 31, 2015 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Changes in the carrying amount of goodwill
Goodwill, Gross		$ 5,023	$ 5,023	$ 5,023	$ 5,023
Accumulated impairment losses		(840)	(840)	(799)	(799)
Total		4,183	2,105	$ 4,224	$ 4,224
Impairment loss		(41)
Net change during year		41
Discontinued Operations, Held-for-sale
Changes in the carrying amount of goodwill
Disposal group, goodwill		$ 0	$ 2,078
Discontinued Operations, Held-for-sale or Disposed of by Sale | Bentonville, Arkansas
Goodwill [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	83
Proceeds from sales of business	$ 3,400
Changes in the carrying amount of goodwill
Impairment loss	$ (40)